Loans and Borrowings (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional	R$ 2,000,000
Updated Value	R$ 1,765,547
Debenture [Member]
IfrsStatementLineItems [Line Items]
Series	1st Series
Issue date	06.27.24
Maturity	06.14.29
Rate	CDI +0.8% p.a.
Notional	R$ 140,000
Updated Value	R$ 136,766
Debenture 1 [Member]
IfrsStatementLineItems [Line Items]
Series	2nd Series
Issue date	06.27.24
Maturity	06.13.31
Rate	12.9% p.a
Notional	R$ 925,000
Updated Value	R$ 789,811
Debenture 2 [Member]
IfrsStatementLineItems [Line Items]
Series	3rd Series
Issue date	06.27.24
Maturity	06.14.34
Rate	IPCA +7.2% p.a.
Notional	R$ 935,000
Updated Value	R$ 838,970